Label	Element	Value
Absolute Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	asfstrat_SupplementTextBlock
The sub-section entitled “Fixed Income, Long/Short Credit and Distressed Debt Strategies” in the section entitled “Principal Investment Strategies” on page 3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest primarily in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield “junk bonds”, bank loans and other defaulted debt securities, convertible bonds, preferred stock, TIPS (Treasury Inflation Protected Securities), exchange traded funds (“ETFs”) and emerging market debt. Debt securities of foreign governments are sometimes referred to as sovereign debt obligations and they may be issued or guaranteed by foreign governments or their agencies. The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage related securities (“Mortgage Related Securities”).

Certain Mortgage Related Securities in which the Fund invests may be rated below investment grade (i.e., junk bonds) or unrated, under-performing or distressed debt, equity securities issued by issuers of collateralized debt obligations and special situation investments, such as distressed corporate or sub-prime mortgage securities. Distressed securities may be in default or be issued by companies ranging from those undergoing restructurings in bankruptcy proceedings to those attempting to restructure out of court to those that are healthy but have short-term cash flow or liquidity problems. Such distressed or restructured securities may entitle holders to equity warrants or other forms of equity participation.

The Fund invests in both short-term and long-term debt, and is not limited as to the maturities or quality of the corporate debt securities in which it invests. Strategies may focus on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing treasury futures to hedge interest rate risk. The Fund may purchase credit default swaps to enhance total return and lower volatility. The Fund may also short cash bonds of investment grade credit quality or below.

Strategies may involve leverage and hedging through the use of ETFs, futures, credit default swaps, options on swaps, equities (and related equity options), total return swaps, committed term reverse repurchase facilities or other financings that the Subadviser believes may enhance total return. In connection with these strategies, the Fund may act as a buyer or seller of credit default swaps.

The following sub-section is added immediately following the sub-section entitled “Global and Emerging Market Strategies” in the section entitled “Principal Investment Strategies” on page 4 of the Prospectus.

Special Situations Strategies involve making evaluations and predictions about both the likelihood that a particular event, such as a merger, acquisition, bankruptcy or other significant event in the life of a company, will occur and the impact such event will have on the value of the company’s securities. The Subadvisers may focus on relatively few investments believed to be undervalued and may invest in securities of companies enmeshed in special situations, including companies involved in (or the target of) acquisition attempts, tender offers, work-outs, liquidations, spin-offs, reorganizations, bank loans, bankruptcies, exchanges and similar transactions. Such investments may involve a long-term time horizon as well as idiosyncratic event risk. In addition to common stock, strategies may invest in warrants, options and credit default swaps and the Fund may act as a buyer or seller of credit default swaps.

Risk/Return [Heading]	rr_RiskReturnHeading	Absolute Strategies Fund